Tax on Profit on Ordinary Activities (Tables)	6 Months Ended
Dec. 31, 2021
Disclosure of income tax [Abstract]
Summary of current tax

	Six Months Ended December 31
	2021 £’000	2020 £’000
Current tax	8,047	4,826